Related party (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2024
Services received [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies		€ (1,000)	€ (3,000)	€ (2,000)
Services provided [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies		138,000	111,000	89,000
Net financialexpenses/income [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies		42,000	28,000	22,000
Payables to related parties [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies		41,000	23,000	28,000
Receivables from related parties [Member]
Transactions related parties items [Line Items]
Transactions with equity-accounted companies		331,000	294,000	€ 252,000
Cummins and group companies [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	€ 1,593	(666)
Transactions related parties amount		28,012			€ 1,483
Transactions related parties balance		833			0
Cummins and group companies [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0
Transactions related parties amount					(15)
Transactions related parties balance					0
Marsh and group companies [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(2,051)
Transactions related parties balance		(51)
Marsh and group companies [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0
Transactions related parties amount					(2,251)
Transactions related parties balance					9
Juan del Pino Fdez-Fontecha [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	97	(12)
Transactions related parties amount		25			554
Transactions related parties balance		27			188
Ignacio del Pino Fdez-Fontecha [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	97	(12)
Transactions related parties amount		25			554
Transactions related parties balance		27			29
Rafael del Pino Fdez-Fontecha [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	97	(12)
Transactions related parties amount		25			554
Transactions related parties balance		27			99
Marsh McLennan group [Member] | Services received [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			0
Transactions related parties amount			(253)
Transactions related parties balance			0
Marsh McLennan group [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			0
Transactions related parties amount			(1,634)
Transactions related parties balance			126
Sulzer [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			0
Transactions related parties amount			(145)
Transactions related parties balance			(93)
Halcim group [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0		0
Transactions related parties amount			(4,826)		(10,498)
Transactions related parties balance			(258)		(1,178)
Bankinter S.A [Member] | Financing agreements [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			0
Transactions related parties amount			(50,000)
Transactions related parties balance			(50,000)
Bankinter S.A [Member] | Financing agreements [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0	0	0
Transactions related parties amount		(27,390)	(13,149)		(14,286)
Transactions related parties balance		(27,390)	(13,149)		(14,286)
Bankinter S.A [Member] | Bank and other guarantees [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			0
Transactions related parties amount			(55,119)
Transactions related parties balance			(55,119)
Bankinter S.A [Member] | Financial expenses [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	(65)	0	0
Transactions related parties amount		(1,268)	(253)		(65)
Transactions related parties balance		0	0		(65)
Bankinter S.A [Member] | Financial expenses [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	(135)	0	0
Transactions related parties amount		0	0		(135)
Transactions related parties balance		0	0		(135)
Bankinter S.A [Member] | Financial income [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	294	602
Transactions related parties amount		602			294
Transactions related parties balance		0			0
Bankinter S.A [Member] | Bank and other guarantees received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0	0
Transactions related parties amount		(55,279)			(40,909)
Transactions related parties balance		(55,279)			(40,909)
Banco Sabadell , S.A [Member] | Financing agreements [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			0
Transactions related parties amount			(49,692)
Transactions related parties balance			(49,692)
Banco Sabadell , S.A [Member] | Financing agreements [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0	0	0
Transactions related parties amount		(31,011)	(7,459)		(117,929)
Transactions related parties balance		(31,011)	(7,459)		(117,929)
Banco Sabadell , S.A [Member] | Bank and other guarantees [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss			0
Transactions related parties amount			(32,410)
Transactions related parties balance			(32,410)
Banco Sabadell , S.A [Member] | Financial expenses [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	(158)	(1,270)	0
Transactions related parties amount		(1,270)	(826)		(158)
Transactions related parties balance		0	0		(158)
Banco Sabadell , S.A [Member] | Financial expenses [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	(155)	(1,411)	0
Transactions related parties amount		(1,536)	(881)		(157)
Transactions related parties balance		0	0		(155)
Banco Sabadell , S.A [Member] | Financial income [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	4,802	410	0
Transactions related parties amount		410	1,581		4,802
Transactions related parties balance		0	0		0
Banco Sabadell , S.A [Member] | Bank and other guarantees received [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0	0	0
Transactions related parties amount		(20,110)	(19,480)		(20,126)
Transactions related parties balance		(20,110)	€ (19,480)		(20,126)
Banco Sabadell , S.A [Member] | Bank and other guarantees received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0	0
Transactions related parties amount		(48,055)			(47,404)
Transactions related parties balance		(48,055)			(47,404)
Banco Sabadell , S.A [Member] | Settlement of derivatives [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	435
Transactions related parties amount					435
Transactions related parties balance					435
Banco Sabadell , S.A [Member] | Derivatives settlement [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		6
Transactions related parties amount		6
Transactions related parties balance		0
EDP [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	660
Transactions related parties amount					8,392
Transactions related parties balance					1,348
EDP [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0
Transactions related parties amount					(31)
Transactions related parties balance					(11)
KBC Bank [Member] | Financing agreements [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(1,660)
Transactions related parties balance		(1,660)
KBC Bank [Member] | Financing agreements [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0
Transactions related parties amount					0
Transactions related parties balance					0
KBC Bank [Member] | Financial expenses [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0
Transactions related parties amount					0
Transactions related parties balance					0
KBC Bank [Member] | Bank and other guarantees received [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(43,000)
Transactions related parties balance		(43,000)
KBC Bank [Member] | Settlement of derivatives [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	0
Transactions related parties amount					0
Transactions related parties balance					0
Holcim Group [Member] | Services rendered [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		(7)
Transactions related parties amount		(7,478)
Transactions related parties balance		(2,094)
Bank of America [Member] | Financing agreements [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(112,000)
Transactions related parties balance		(112,000)
Bank of America [Member] | Financing agreements [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(191,028)
Transactions related parties balance		(191,028)
Bank of America [Member] | Financial expenses [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(46)
Transactions related parties balance		0
Bank of America [Member] | Financial expenses [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		(8,250)
Transactions related parties amount		(8,302)
Transactions related parties balance		0
Bank of America [Member] | Bank and other guarantees received [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		0
Transactions related parties amount		(8,127)
Transactions related parties balance		(8,127)
Bank of America [Member] | Settlement of derivatives [Member] | Ferrovial SE [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss		1,415
Transactions related parties amount		1,415
Transactions related parties balance		€ 0
Applus Group [Member] | Services received [Member] | Subsidiaries company [Member]
Transactions related parties items [Line Items]
Transactions related parties profit or loss	€ 0
Transactions related parties amount					(162)
Transactions related parties balance					€ (60)